Product Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales:
Net sales	¥ 228,384	¥ 217,091	¥ 218,358	¥ 211,276	¥ 875,109	¥ 709,270	¥ 682,320
Small Precision Motors
Net sales:
Net sales					362,513	319,724	331,437
Small Precision Motors | Hard Disk Drives Spindle Motors
Net sales:
Net sales					185,506	165,427	176,932
Small Precision Motors | Other Small Precision Motors
Net sales:
Net sales					177,007	154,297	154,505
Automotive, Appliance, Commercial and Industrial Products
Net sales:
Net sales					345,236	248,464	208,529
Machinery
Net sales:
Net sales					86,955	63,526	64,904
Electronic and Optical Components
Net sales:
Net sales					72,845	69,188	69,377
Others
Net sales:
Net sales					¥ 7,560	¥ 8,368	¥ 8,073